Earnings per share (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earning per share basic and diluted

	January to March 2024	January to March 2023

Profit attributable to the Company’s owners	823,295	747,212
Weighted average number of common shares issued	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	1.20451	1.09320